Concentration of Risk - Schedule of Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	18.00%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	12.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage		[1]	13.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	30.00%		13.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Total Purchase [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	43.00%		33.00%		21.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	63.00%		45.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Total Purchase [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	13.00%		12.00%		20.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Total Purchase [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage		[2]		[2]	15.00%
Supplier Concentration Risk [Member] | Supplier [Member] | Total Purchase [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	56.00%		45.00%		56.00%
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	63.00%		45.00%

[1]	Represent percentage less than 10%
[2]	Represent percentage less than 10%